Financial instruments: valuation - Level 3 Sensitivities of Assets (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair value of assets
Financial assets	£ 702,601	£ 720,053
Derivatives [Member]
Fair value of assets
Financial assets	81,873	99,545
Financial Assets [Member]
Fair value of assets
Financial assets	35,516	30,895
At fair value
Fair value of assets
Financial assets	149,656	162,882
At fair value | Trading securities [Member]
Fair value of assets
Financial assets	16,860	9,922
At fair value | Derivatives [Member]
Fair value of assets
Financial assets	81,873	99,545
At fair value | Other loans
Fair value of assets
Financial assets	803	899
At fair value | Other equity securities [member]
Fair value of assets
Financial assets	18,087	16,861
At fair value | Level 3
Fair value of assets
Financial assets	2,105	2,333	£ 2,059	£ 2,052
Sensitivity favourable	60	80
Sensitivity unfavourable	100	(100)
At fair value | Level 3 | Loans
Fair value of assets
Financial assets	277	395
Sensitivity favourable		10
Sensitivity unfavourable		(10)
At fair value | Level 3 | Trading securities [Member]
Fair value of assets
Financial assets		1
At fair value | Level 3 | Derivatives [Member]
Fair value of assets
Financial assets	930	1,007
Sensitivity favourable	30	50
Sensitivity unfavourable	40	(50)
At fair value | Level 3 | Other loans
Fair value of assets
Financial assets	684	727
Sensitivity unfavourable	30	(10)
At fair value | Level 3 | Other equity securities [member]
Fair value of assets
Financial assets	214	203
Sensitivity favourable	30	20
Sensitivity unfavourable	£ 30	£ (30)